Capital Requirements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 165,325	$ 156,045
Total capital (to risk-weighted assets), Actual Ratio (as a percent)	13.28%	12.93%
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 99,578	$ 96,577
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	$ 0	$ 0
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio (as a percent)	0.00%	0.00%
Tier I capital (to risk-weighted assets), Actual Amount	$ 139,532	$ 129,369
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)	11.21%	10.72%
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 74,683	$ 72,433
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	6.00%	6.00%
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	$ 0	$ 0
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio (as a percent)	0.00%	0.00%
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 105,513	$ 97,033
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (as a percent)	8.48%	8.04%
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 56,013	$ 54,325
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	4.50%	4.50%
Common Equity Tier I Capital (to risk-weighted assets), Well-Capitalized Under Prompt Corrective Action Provision, Amount	$ 0	$ 0
Common Equity Tier I Capital (to risk-weighted assets), Well-Capitalized Under Prompt Corrective Action Provision, Ratio (as a percent)	0.00%	0.00%
Tier I Capital (to adjusted average assets), Actual Amount	$ 139,532	$ 129,369
Tier I Capital (to adjusted average assets), Actual Ratio (as a percent)	9.55%	9.33%
Tier I Capital (to adjusted average assets), Required for Capital Adequacy Purposes, Amount	$ 58,467	$ 55,488
Tier I capital (to adjusted average assets) Required for Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Amount	$ 0	$ 0
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Ratio (as a percent)	0.00%	0.00%
Bank
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 163,814	$ 154,495
Total capital (to risk-weighted assets), Actual Ratio (as a percent)	13.19%	12.83%
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 99,327	$ 96,326
Total capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	$ 124,159	$ 120,408
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio (as a percent)	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	$ 152,002	$ 143,483
Tier I capital (to risk-weighted assets), Actual, Ratio (as a percent)	12.24%	11.92%
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 74,495	$ 72,245
Tier I capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	6.00%	6.00%
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	$ 99,327	$ 96,326
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio (as a percent)	8.00%	8.00%
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 152,002	$ 143,483
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (as a percent)	12.24%	11.92%
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Amount	$ 55,872	$ 54,184
Common Equity Tier I Capital (to risk-weighted assets), Required for Capital Adequacy Purposes, Ratio (as a percent)	4.50%	4.50%
Common Equity Tier I Capital (to risk-weighted assets), Well-Capitalized Under Prompt Corrective Action Provision, Amount	$ 80,703	$ 78,265
Common Equity Tier I Capital (to risk-weighted assets), Well-Capitalized Under Prompt Corrective Action Provision, Ratio (as a percent)	6.50%	6.50%
Tier I Capital (to adjusted average assets), Actual Amount	$ 152,002	$ 143,483
Tier I Capital (to adjusted average assets), Actual Ratio (as a percent)	10.43%	10.38%
Tier I Capital (to adjusted average assets), Required for Capital Adequacy Purposes, Amount	$ 58,272	$ 55,315
Tier I capital (to adjusted average assets) Required for Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Amount	$ 72,839	$ 69,144
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Ratio (as a percent)	5.00%	5.00%